Form 13F Cover Page

Report for the Calander Year or Quarter Ended: 12/31/2002

Amendment-No

Institutional Investment Manager Filing this Report:

Union Planters Investment Advisors, Inc.
1 South Church Street, Suite 500
Belleville, IL 62222


CIK: #0001180242
CCC: pg@ab4dh


Form 13F File Number 28-10271

Date: 02/13/03

Scott D. Schwesig
Compliance Officer
Phone (618) 236-4470
Fax (618) 236-4484

Report Type - 13F Notice Filing

Other Reporting Managers:

Union Planters Bank, National Association:
Form 13F File Number 28-04815